Schedule of Investments (unaudited) September 30, 2021	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 12.2%
CF Industries Holdings, Inc.(a)(b)	555,370	$31,000,753
FMC Corp.(b)	281,130	25,740,263
Koninklijke DSM NV	97,481	19,493,849
Nutrien Ltd.(b)	402,941	26,122,665

		102,357,530

Containers & Packaging(b) — 4.4%
International Paper Co.	187,334	10,475,717
Packaging Corp. of America	118,002	16,218,195
Westrock Co.	204,598	10,195,118

		36,889,030

Electronic Equipment, Instruments & Components — 1.4%
Trimble, Inc.(b)(c)	139,986	11,513,849

Food Products — 8.3%
Bunge Ltd.(b)	331,854	26,986,367
Darling Ingredients, Inc.(b)(c)	143,866	10,343,966
Hofseth International AS, (Acquired 05/26/21, Cost: $10,198,057)(d)(e)	18,993,283	9,603,376
Kerry Group PLC, Class A	106,414	14,298,699
Nestle SA, Registered Shares	70,298	8,470,207

		69,702,615

Machinery — 2.1%
Deere & Co.(b)	52,807	17,694,041

Metals & Mining — 28.6%
Anglo American PLC	882,972	30,946,972
ArcelorMittal SA	289,221	8,722,905
BHP Group PLC	1,129,981	28,469,128
First Quantum Minerals Ltd.	407,838	7,550,767
Freeport-McMoRan, Inc.(b)	292,833	9,525,858
Glencore PLC	9,019,027	42,426,443
Kinross Gold Corp.	2,873,803	15,405,907
Neo Lithium Corp.(c)	2,006,082	7,174,760
Newcrest Mining Ltd.	340,834	5,650,247
Newmont Corp.(a)	428,038	23,242,463
Polyus PJSC, Registered Shares, GDR	79,029	6,457,759
Stelco Holdings, Inc.	270,988	7,941,793
Teck Resources Ltd.(b)	613,109	15,272,545
Vale SA, ADR(b)	2,309,305	32,214,805

		241,002,352

Oil, Gas & Consumable Fuels — 41.9%
Aker BP ASA	334,397	10,838,887
Canadian Natural Resources Ltd.	734,248	26,845,906
Chevron Corp.(b)	453,629	46,020,662
ConocoPhillips(b)	391,126	26,506,609
Equinor ASA	1,005,662	25,574,800
Exxon Mobil Corp.(b)	411,276	24,191,254
Hess Corp.	175,677	13,722,130
Kosmos Energy Ltd.(c)	1,421,184	4,206,705
LUKOIL PJSC, ADR	155,259	14,745,614
Marathon Petroleum Corp.(b)	169,461	10,474,384
Pioneer Natural Resources Co.	97,974	16,313,651

Security	Shares		Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B, ADR(b)		986,728	$43,682,449
Suncor Energy, Inc.		1,145,841	23,756,343
TotalEnergies SE		1,141,164	54,545,292
Valero Energy Corp.(b)		165,796	11,700,224

			353,124,910

Paper & Forest Products — 0.0%
Precious Woods Holding AG, Registered Shares(c)		20,000	268,255

Total Common Stocks — 98.9% (Cost: $648,482,775)			832,552,582

	Par (000)

Corporate Bonds

Metals & Mining — 0.5%
Osisko Gold Royalties Ltd., 4.00%, 12/31/22(c)	CAD	5,556	4,427,780

Total Corporate Bonds — 0.5% (Cost: $4,434,866)			4,427,780

Total Long-Term Investments — 99.4% (Cost: $652,917,641)			836,980,362

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		11,638,716	11,638,716

Total Short-Term Securities — 1.4% (Cost: $11,638,716)			11,638,716

Total Investments Before Options Written — 100.8% (Cost: $664,556,357)			848,619,078

Options Written — (1.4)% (Premiums Received: $(6,622,396))			(11,624,695)

Total Investments, Net of Options Written — 99.4% (Cost: $657,933,961)			836,994,383

Other Assets Less Liabilities — 0.6%			5,079,768

Net Assets — 100.0%			$842,074,151

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $9,603,376, representing 1.1% of its net assets as of period end, and an original cost of $10,198,057.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$289,665	$11,349,051	(a)	$—	$—	$—	$11,638,716	11,638,716	$1,105	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	505	10/01/21	USD	103.00	USD	5,123	$(11,615)
Freeport-McMoRan, Inc.	251	10/01/21	USD	38.00	USD	817	(251)
Vale SA	956	10/01/21	USD	21.00	USD	1,334	(956)
Valero Energy Corp.	161	10/01/21	USD	69.00	USD	1,136	(29,302)
CF Industries Holdings, Inc.	420	10/08/21	USD	47.00	USD	2,344	(373,800)
Chevron Corp.	377	10/08/21	USD	101.00	USD	3,825	(78,039)
ConocoPhillips	121	10/08/21	USD	59.00	USD	820	(111,622)
Deere & Co.	33	10/08/21	USD	395.00	USD	1,106	(2,475)
Freeport-McMoRan, Inc.	412	10/08/21	USD	38.00	USD	1,340	(1,854)
Marathon Petroleum Corp.	95	10/08/21	USD	59.00	USD	587	(31,113)
Bunge Ltd.	751	10/15/21	USD	82.50	USD	6,107	(103,262)
Canadian Natural Resources Ltd.	420	10/15/21	CAD	45.00	CAD	1,945	(68,640)
Canadian Natural Resources Ltd.	1,491	10/15/21	CAD	42.00	CAD	6,905	(535,611)
CF Industries Holdings, Inc.	167	10/15/21	USD	47.50	USD	932	(130,260)
Chevron Corp.	485	10/15/21	USD	100.00	USD	4,920	(155,200)
ConocoPhillips	205	10/15/21	USD	60.00	USD	1,389	(168,100)
Darling Ingredients, Inc.	121	10/15/21	USD	85.00	USD	870	(1,513)
Darling Ingredients, Inc.	314	10/15/21	USD	80.00	USD	2,258	(8,635)
First Quantum Minerals Ltd.	924	10/15/21	CAD	26.00	CAD	2,167	(13,861)
FMC Corp.	550	10/15/21	USD	95.00	USD	5,036	(48,125)
Marathon Petroleum Corp.	95	10/15/21	USD	57.50	USD	587	(45,125)
Packaging Corp. of America	170	10/15/21	USD	150.00	USD	2,336	(10,625)
Royal Dutch Shell PLC, Class B, ADR	1,078	10/15/21	USD	42.50	USD	4,772	(242,550)
Stelco Holdings, Inc.	1,270	10/15/21	CAD	50.00	CAD	4,714	(13,035)
Suncor Energy, Inc.	1,897	10/15/21	CAD	24.00	CAD	4,982	(366,190)
Trimble, Inc.	449	10/15/21	USD	95.00	USD	3,693	(2,245)
Vale SA	1,546	10/15/21	USD	20.00	USD	2,157	(3,092)
Valero Energy Corp.	161	10/15/21	USD	70.00	USD	1,136	(42,182)
Westrock Co.	532	10/15/21	USD	52.50	USD	2,651	(21,280)
Bunge Ltd.	404	10/22/21	USD	80.25	USD	3,285	(118,809)
CF Industries Holdings, Inc.	734	10/22/21	USD	48.00	USD	4,097	(605,550)
ConocoPhillips	121	10/22/21	USD	59.00	USD	820	(111,622)
Deere & Co.	69	10/22/21	USD	380.00	USD	2,312	(4,692)
Exxon Mobil Corp.	770	10/22/21	USD	59.00	USD	4,529	(131,285)
International Paper Co.	223	10/22/21	USD	61.00	USD	1,247	(3,345)
Marathon Petroleum Corp.	110	10/22/21	USD	61.00	USD	680	(31,845)
Nutrien Ltd.	335	10/22/21	USD	63.00	USD	2,172	(90,450)
Teck Resources Ltd.	825	10/22/21	USD	27.00	USD	2,055	(57,750)
Vale SA	1,635	10/22/21	USD	18.50	USD	2,281	(120,990)
CF Industries Holdings, Inc.	733	10/29/21	USD	48.00	USD	4,092	(645,041)
Chevron Corp.	334	10/29/21	USD	100.00	USD	3,388	(137,775)
ConocoPhillips	239	10/29/21	USD	59.00	USD	1,620	(233,025)
Deere & Co.	93	10/29/21	USD	360.00	USD	3,116	(24,785)
Exxon Mobil Corp.	393	10/29/21	USD	57.00	USD	2,312	(126,742)
Freeport-McMoRan, Inc.	420	10/29/21	USD	35.00	USD	1,366	(39,690)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
International Paper Co.	235	10/29/21	USD	60.00	USD	1,314	$(10,575)
Marathon Petroleum Corp.	111	10/29/21	USD	62.00	USD	686	(29,138)
Nutrien Ltd.	64	10/29/21	USD	66.00	USD	415	(10,240)
Teck Resources Ltd.	618	10/29/21	USD	28.00	USD	1,539	(31,209)
Vale SA	1,546	10/29/21	USD	18.00	USD	2,157	(7,730)
Westrock Co.	225	11/03/21	USD	52.50	USD	1,121	(22,158)
ConocoPhillips	274	11/05/21	USD	65.00	USD	1,857	(125,355)
Marathon Petroleum Corp.	200	11/05/21	USD	64.00	USD	1,236	(40,700)
Nutrien Ltd.	675	11/05/21	USD	66.00	USD	4,376	(136,687)
Vale SA	1,226	11/05/21	USD	16.00	USD	1,710	(25,746)
ConocoPhillips	205	11/12/21	USD	65.30	USD	1,389	(95,427)
Canadian Natural Resources Ltd.	807	11/19/21	CAD	46.00	CAD	3,737	(168,842)
ConocoPhillips	413	11/19/21	USD	60.00	USD	2,799	(365,505)
Darling Ingredients, Inc.	97	11/19/21	USD	80.00	USD	697	(15,035)
Exxon Mobil Corp.	352	11/19/21	USD	62.50	USD	2,070	(39,072)
First Quantum Minerals Ltd.	590	11/19/21	CAD	28.00	CAD	1,384	(19,331)
FMC Corp.	490	11/19/21	USD	100.00	USD	4,486	(57,575)
International Paper Co.	235	11/19/21	USD	60.00	USD	1,314	(14,688)
Marathon Petroleum Corp.	16	11/19/21	USD	62.50	USD	99	(4,920)
Nutrien Ltd.	416	11/19/21	USD	66.91	USD	2,697	(82,750)
Packaging Corp. of America	266	11/19/21	USD	145.00	USD	3,656	(69,160)
Suncor Energy, Inc.	2,342	11/19/21	CAD	25.00	CAD	6,150	(417,884)
Teck Resources Ltd.	825	11/19/21	USD	28.00	USD	2,055	(68,887)
Trimble, Inc.	449	11/19/21	USD	95.00	USD	3,693	(31,430)
Vale SA	1,635	11/19/21	USD	20.00	USD	2,281	(8,175)
Valero Energy Corp.	291	11/19/21	USD	70.00	USD	2,054	(123,675)

							$(7,125,848)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC, Class B, ADR	Barclays Bank PLC	96,400	10/01/21	USD	40.00	USD	4,268	$(411,239)
Lukoil PJSC, ADR	Credit Suisse International	8,700	10/05/21	USD	91.07	USD	834	(41,886)
Total SA	Credit Suisse International	106,500	10/05/21	EUR	38.58	EUR	4,402	(333,416)
Glencore International PLC	Goldman Sachs International	837,386	10/07/21	GBP	3.25	GBP	2,946	(281,180)
Koninklijke Dsm N.V.	Goldman Sachs International	22,100	10/07/21	EUR	180.44	EUR	3,818	(9,502)
Total SA	Credit Suisse International	77,500	10/07/21	EUR	38.60	EUR	3,203	(243,644)
Koninklijke Dsm N.V.	UBS AG	19,800	10/08/21	EUR	178.45	EUR	3,420	(18,441)
Newcrest Mining Ltd.	JPMorgan Chase Bank N.A.	83,000	10/08/21	AUD	27.44	AUD	1,879	—
BHP Group PLC	Goldman Sachs International	278,500	10/12/21	GBP	22.50	GBP	5,259	(705)
Anglo American PLC	Credit Suisse International	190,560	10/13/21	GBP	33.89	GBP	4,997	(645)
Lukoil PJSC, ADR	Credit Suisse International	9,900	10/13/21	USD	89.13	USD	949	(68,574)
Glencore International PLC	Goldman Sachs International	887,938	10/15/21	GBP	3.48	GBP	3,124	(108,992)
Glencore International PLC	Goldman Sachs International	158,000	10/15/21	GBP	3.41	GBP	556	(28,921)
Total SA	Goldman Sachs International	130,900	10/15/21	EUR	39.38	EUR	5,411	(329,270)
Glencore International PLC	Goldman Sachs International	581,000	10/20/21	GBP	3.39	GBP	2,044	(128,260)
Glencore International PLC	Goldman Sachs International	158,000	10/20/21	GBP	3.41	GBP	556	(31,145)
Nestle SA	Goldman Sachs International	13,000	10/21/21	CHF	117.43	CHF	1,465	(3,256)
Statoil ASA	Morgan Stanley & Co. International PLC	161,000	10/26/21	NOK	204.85	NOK	35,847	(338,180)
Royal Dutch Shell PLC, Class B, ADR	Citibank N.A.	82,900	10/27/21	USD	41.69	USD	3,670	(253,976)
Aker BP	Goldman Sachs International	85,100	10/29/21	NOK	230.65	NOK	24,262	(513,090)
Lukoil PJSC, ADR	Credit Suisse International	43,100	10/29/21	USD	88.58	USD	4,130	(338,933)
Anglo American PLC	Goldman Sachs International	136,000	11/02/21	GBP	29.35	GBP	3,567	(25,131)
Glencore International PLC	Morgan Stanley & Co. International PLC	760,000	11/02/21	GBP	3.43	GBP	2,674	(173,638)
Public Joint Stock Polyus, GDR	UBS AG	16,000	11/02/21	USD	86.66	USD	1,315	(9,183)
Royal Dutch Shell PLC, Class B, ADR	Citibank N.A.	82,900	11/04/21	USD	41.69	USD	3,670	(266,476)
Statoil ASA	Morgan Stanley & Co. International PLC	161,000	11/09/21	NOK	204.85	NOK	35,847	(353,646)
Nestle SA	UBS AG	13,000	11/10/21	CHF	110.50	CHF	1,465	(46,312)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Total SA	UBS AG	107,300	11/10/21	EUR	42.43	EUR	4,435	$(86,254)
Aker BP	Goldman Sachs International	32,833	11/11/21	NOK	296.50	NOK	9,361	(26,235)
BHP Group PLC	Goldman Sachs International	139,500	11/12/21	GBP	21.36	GBP	2,634	(28,717)

								$(4,498,847)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$82,863,681	$19,493,849	$—	$102,357,530
Containers & Packaging	36,889,030	—	—	36,889,030
Electronic Equipment, Instruments & Components	11,513,849	—	—	11,513,849
Food Products	51,629,032	8,470,207	9,603,376	69,702,615
Machinery	17,694,041	—	—	17,694,041
Metals & Mining	127,051,803	113,950,549	—	241,002,352
Oil, Gas & Consumable Fuels	247,420,317	105,704,593	—	353,124,910
Paper & Forest Products	—	268,255	—	268,255
Corporate Bonds	4,427,780	—	—	4,427,780
Short-Term Securities
Money Market Funds	11,638,716	—	—	11,638,716

	$591,128,249	$247,887,453	$9,603,376	$848,619,078

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,806,704)	$(4,817,991)	$—	$(11,624,695)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Resources & Commodities Strategy Trust (BCX)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets
Opening balance, as of December 31, 2020	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	(594,681)
Purchases	10,198,057
Sales	—

Closing balance, as of September 30, 2021	$9,603,376

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$(594,681)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized	(a)
Assets
Common Stocks	$9,603,376	Market	EBITDA	16.25x

	$9,603,376

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

5